Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 92.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	544,966	$ 5,602,250
PGIM Global Real Estate Fund (Class R6)	101,772	2,792,622
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	40,069	459,597
PGIM QMA Commodity Strategies Fund (Class R6)	240,684	2,305,751
PGIM QMA International Developed Markets Index Fund (Class R6)	266,019	3,234,790
PGIM QMA Large-Cap Core Equity Fund (Class R6)	502,147	7,873,662
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	83,600	919,602
PGIM QMA US Broad Market Index Fund (Class R6)	266,112	3,698,960
PGIM TIPS Fund (Class R6)	1,031,810	10,245,875
PGIM Total Return Bond Fund (Class R6)	373,441	5,609,082

Total Long-Term Investments (cost $40,584,202)		42,742,191

Short-Term Investment 8.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,731,846)	3,731,846	3,731,846

TOTAL INVESTMENTS 100.0% (cost $44,316,048)(w)		46,474,037
Other assets in excess of liabilities 0.0%		18,253

Net Assets 100.0%		$ 46,492,290

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds